Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Entities included in consolidation

		Country of	Statements of income
Company name	Vessel name	incorporation	2015	2014	2013
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Palermo Shipping S.A.	Navios Apollon	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Customized Development S.A.	Navios Fulvia	Liberia	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 - 12/31	1/01 - 12/31	9/11 - 12/31
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 - 12/31	1/01 - 12/31	10/11 - 12/31
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 - 12/31	1/18 - 12/31	—
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 - 12/31	1/07 - 12/31	—
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 - 12/31	1/01 - 12/31	12/4 - 12/31
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 - 12/31	1/01 - 12/31	12/4 - 12/31
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 - 12/31	1/01 - 12/31	12/10 - 12/31
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 - 12/31	1/01 - 12/31	12/13 - 12/31
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 - 12/31	1/01 - 12/31	12/16 - 12/31
Fairy Shipping Corporation	YM Utmost	Marshall Is.	1/01 - 12/31	8/29 - 12/31	—
Limestone Shipping Corporation	YM Unity	Marshall Is.	1/01 - 12/31	10/28 - 12/31	—
Dune Shipping Corp.	MSC Cristina	Marshall Is.	4/22 - 12/31	—	—
Citrine Shipping Corporation	—	Marshall Is.	—	—	—
Chartered-in vessels
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	1/01 - 03/05	1/01 - 12/31	1/01 - 12/31
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	1/01 - 02/28	1/01 - 12/31	1/01 - 12/31
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Navios Maritime Operating LLC	N/A	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 - 12/31	1/01 - 12/31	6/19 - 12/31
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 - 12/31	1/01 - 12/31	6/04 - 12/31
(*)					Not a vessel-owning subsidiary and only holds right to a charter-in contract.